K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 5, 2015	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 112 to the Registration

Statement on Form N-1A (File Nos. 333-17217; 811-07953)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 112 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Summary Prospectuses for the AXA/Horizon Small Cap Value Portfolio, AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Pacific Global Small Cap Value Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, and Multimanager Technology Portfolio included in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 106 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission (the “SEC”) on April 11, 2014. The remainder of the Trust’s Master Prospectus, all other Prospectuses, and the Statement of Additional Information included in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 108 to the Trust’s Registration Statement, which was filed with the SEC on April 30, 2014. The Part C of the Registration Statement included in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 111 to the Trust’s Registration Statement, which was filed with the SEC on February 3, 2015 in connection with certain new portfolios the Trust is adding to its Registration Statement. The Post-Effective Amendment is being filed to update the Trust’s Registration Statement, to include information regarding strategy, sub-adviser and name changes for certain Portfolios, to include new exhibits and other information not previously filed and to make other minor clarifying, updating and stylistic changes.

Page 2 February 5, 2015

The Post-Effective Amendment is scheduled to become effective on April 26, 2015. We would appreciate receiving any comments by March 20, 2015. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

AXA Equitable Funds Management Group LLC

Clifford J. Alexander, Esq.

K&L Gates LLP